American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
August 31, 2026

International Value Fund - Schedule of Investments
AUGUST 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.7%
Australia — 3.3%
ANZ Group Holdings Ltd.	386,418	10,282,123
BHP Group Ltd.	139,848	6,577,289
Origin Energy Ltd.	851,903	7,092,241
QBE Insurance Group Ltd.	833,894	13,259,876
Rio Tinto Ltd.	3,733	466,577
Scentre Group	636,866	1,636,532
Vicinity Ltd.	2,130,620	3,797,821
		43,112,459
Austria — 2.1%
Erste Group Bank AG	143,033	20,103,759
OMV AG	86,982	6,948,595
		27,052,354
Belgium — 0.0%
Ageas SA	1,741	152,633
Canada — 4.7%
AltaGas Ltd.	31,857	1,234,561
Bank of Montreal	36,572	6,233,825
Barrick Mining Corp.	92,319	4,140,517
Empire Co. Ltd., Class A	3,684	127,243
Great-West Lifeco, Inc.(1)	38,694	2,487,840
iA Financial Corp., Inc.	19,073	2,721,785
Kinross Gold Corp.	68,889	2,109,491
Loblaw Cos. Ltd.	3,064	134,060
Magna International, Inc.	152,844	10,035,574
Manulife Financial Corp.	122,877	5,212,265
Power Corp. of Canada	180,933	11,989,528
Suncor Energy, Inc.(1)	39,866	2,667,322
Toronto-Dominion Bank	96,239	11,642,839
WSP Global, Inc.	986	133,926
		60,870,776
Denmark — 0.6%
AP Moller - Maersk AS, B Shares	2,164	7,249,966
DSV AS	3,092	649,710
		7,899,676
France — 9.8%
Amundi SA	41,533	4,546,440
BNP Paribas SA	174,922	20,825,762
Bouygues SA	94,766	4,855,467
Carrefour SA	382,591	6,951,281
Credit Agricole SA	366,833	7,883,786
Danone SA	18,420	1,373,651
Eiffage SA	19,999	2,525,714
Euronext NV	7,623	1,443,161
Gecina SA	10,716	851,120
Orange SA	596,247	10,660,607
Rexel SA	124,188	5,176,576
Sanofi SA	265,320	23,589,319
Societe Generale SA	152,557	12,850,821
TotalEnergies SE	186,944	16,472,366

Veolia Environnement SA	160,655	6,072,993
Vinci SA	15,349	2,012,380
		128,091,444
Germany — 8.3%
Allianz SE	52,197	27,221,531
Daimler Truck Holding AG	11,914	645,179
Deutsche Telekom AG	656,551	21,576,697
E.ON SE	719,640	14,860,241
Evonik Industries AG	30,770	678,823
Fresenius Medical Care AG	2,865	131,097
Hannover Rueck SE	1,823	544,755
Heidelberg Materials AG	50,232	9,574,450
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,355	18,847,185
Siemens AG	13,220	4,382,540
Vonovia SE	421,798	9,394,925
		107,857,423
Hong Kong — 4.8%
BOC Hong Kong Holdings Ltd.	1,788,500	11,996,271
CK Hutchison Holdings Ltd.	1,586,000	14,161,706
Jardine Matheson Holdings Ltd.	60,400	3,555,972
Link REIT	1,497,000	7,377,919
Power Assets Holdings Ltd.	505,500	3,881,086
Sun Hung Kai Properties Ltd.	677,000	9,999,379
Swire Pacific Ltd., Class A	209,500	2,844,630
WH Group Ltd.	4,816,000	4,546,107
Wharf Real Estate Investment Co. Ltd.	964,000	3,787,137
		62,150,207
Ireland — 0.5%
Bank of Ireland Group PLC	291,843	6,438,938
Italy — 4.1%
Banco BPM SpA	461,738	8,619,838
Enel SpA	1,353,062	14,796,223
Intesa Sanpaolo SpA	3,369,869	26,548,463
Unipol Assicurazioni SpA	115,162	3,774,445
		53,738,969
Japan — 22.8%
AGC, Inc.	105,300	3,761,234
Asahi Group Holdings Ltd.	13,400	140,457
Asahi Kasei Corp.	719,200	7,361,673
Asics Corp.	21,700	608,532
Astellas Pharma, Inc.	1,037,200	15,377,737
Canon, Inc.	250,200	7,297,743
Chubu Electric Power Co., Inc.	12,700	227,911
Daikin Industries Ltd.	78,200	10,072,252
Fast Retailing Co. Ltd.	1,500	676,797
Inpex Corp.	49,900	1,233,107
ITOCHU Corp.	1,323,300	17,453,677
Kansai Electric Power Co., Inc.	546,000	9,577,782
Kirin Holdings Co. Ltd.	232,500	4,438,766
Komatsu Ltd.	438,200	20,265,514
LY Corp.	2,099,800	7,317,147
Mitsubishi Corp.	206,000	6,173,055
Mitsubishi Electric Corp.	376,900	13,050,811
Mitsubishi UFJ Financial Group, Inc.	254,700	5,806,811
Mizuho Financial Group, Inc.	87,000	4,634,359

MS&AD Insurance Group Holdings, Inc.	688,600	21,871,505
Obayashi Corp.	20,200	376,779
ORIX Corp.	524,300	20,398,315
Osaka Gas Co. Ltd.	24,100	868,107
Otsuka Holdings Co. Ltd.	144,300	11,066,332
Renesas Electronics Corp.	717,100	14,997,125
Seven & i Holdings Co. Ltd.(1)	52,200	660,746
Shionogi & Co. Ltd.	448,500	8,152,984
Sompo Holdings, Inc.	120,700	5,142,556
Sony Group Corp.	709,500	17,532,424
Subaru Corp.	304,600	5,050,201
Sumitomo Mitsui Financial Group, Inc.	337,500	14,488,116
Takeda Pharmaceutical Co. Ltd.	508,700	18,390,696
Tokyo Electron Ltd.	44,600	15,610,066
Tokyo Gas Co. Ltd.	11,800	456,246
Toray Industries, Inc.	447,400	3,588,657
Toyota Motor Corp.	144,200	2,832,236
		296,958,456
Netherlands — 4.8%
Aegon Ltd.(1)	670,099	6,173,857
ASML Holding NV	409	693,677
ASR Nederland NV(1)	96,636	8,143,501
ING Groep NV	439,189	15,547,504
Koninklijke Ahold Delhaize NV	499,641	17,778,323
NN Group NV	156,246	14,125,923
		62,462,785
Norway — 0.9%
Norsk Hydro ASA	382,244	3,859,146
Orkla ASA	374,680	3,821,752
Yara International ASA	84,302	4,131,973
		11,812,871
Portugal — 0.3%
Jeronimo Martins SGPS SA	216,497	4,520,729
Spain — 6.0%
Banco Bilbao Vizcaya Argentaria SA	1,179,104	34,114,379
Banco Santander SA	1,630,978	23,867,401
Endesa SA	123,758	6,042,496
Iberdrola SA	38,412	894,300
Mapfre SA	448,011	2,321,524
Repsol SA	334,906	10,681,687
		77,921,787
Sweden — 3.5%
Boliden AB	114,494	6,735,265
Epiroc AB, A Shares	13,873	382,268
EQT AB	4,304	149,052
Industrivarden AB, C Shares(1)	59,445	3,331,057
Investor AB, B Shares	535,789	23,051,560
Securitas AB, B Shares	205,105	3,249,121
Skanska AB, B Shares	202,507	5,745,498
Svenska Handelsbanken AB, A Shares	232,487	3,582,813
		46,226,634
Switzerland — 4.7%
Avolta AG(2)	11,163	628,922
Holcim AG(2)	16,578	1,453,774
Logitech International SA(1)	3,040	298,620

Nestle SA	84,618	8,231,167
Novartis AG	93,546	14,228,471
Roche Holding AG	38,018	16,572,840
Zurich Insurance Group AG	26,447	19,353,526
		60,767,320
United Kingdom — 17.5%
3i Group PLC	159,792	6,047,228
Associated British Foods PLC(1)	172,486	4,757,328
Barclays PLC	3,716,726	24,649,340
BP PLC	3,971,169	28,404,948
GSK PLC	259,781	6,533,387
HSBC Holdings PLC	1,838,908	37,667,181
InterContinental Hotels Group PLC	2,965	475,813
Kingfisher PLC	896,395	3,788,909
Land Securities Group PLC	422,255	3,892,723
Lloyds Banking Group PLC	6,082,318	8,967,353
M&G PLC	1,512,860	7,128,713
NatWest Group PLC	2,369,432	21,544,200
Next PLC	6,596	1,379,324
Shell PLC	962,973	44,119,787
Smith & Nephew PLC	145,521	2,081,215
Standard Chartered PLC	350,711	10,185,409
Vodafone Group PLC	10,485,068	16,805,586
		228,428,444
TOTAL COMMON STOCKS (Cost $826,377,760)		1,286,463,905
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	29,773	29,773
State Street Navigator Securities Lending Government Money Market Portfolio(3)	8,237,361	8,237,361
		8,267,134
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 5/15/28, valued at $6,513,734), at 3.66%, dated 8/31/26, due 9/1/26 (Delivery value $6,386,649)		6,386,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,653,134)		14,653,134
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $841,030,894)		1,301,117,039
OTHER ASSETS AND LIABILITIES — 0.2%		2,760,988
TOTAL NET ASSETS — 100.0%		$1,303,878,027

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	44.5%
Industrials	9.8%
Health Care	8.8%
Energy	8.5%
Utilities	5.1%
Communication Services	4.4%
Consumer Staples	4.3%
Materials	3.9%
Consumer Discretionary	3.3%
Real Estate	3.2%
Information Technology	2.9%
Short-Term Investments	1.1%
Other Assets and Liabilities	0.2%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,577,917. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,567,024, which includes securities collateral of $10,329,663.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$1,286,463,905	—
Short-Term Investments	$8,267,134	6,386,000	—
	$8,267,134	$1,292,849,905	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.